Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 19)	$ 1,516	$ 1,364
Environmental liabilities (Note 20)	41	68
Lease obligations	36	42
Asset retirement obligations (Note 21)	36	28
Due to related parties (Note 28)	22	26
Derivative liabilities (Note 17)	2	0
Long-term accounts payable	0	1
Other long-term liabilities	36	29
Other long-term liabilities	$ 1,689	$ 1,558